Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15:-	INCOME TAXES

a.	Israeli taxation:

1.	Corporate tax rate:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2016 - 25% , 2017 - 24% and 2018 - 23%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Achieving the Budget Targets for the 2017 and 2018 Budget Years), 2016, which reduced the corporate tax rate to 24%, (instead of 25%) effective from January 1, 2017 and further to 23%, effective from January 1, 2018.

2.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an “industrial company”, as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise’s development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

3.	The Law for the Encouragement of Capital Investments, 1959 (the “Capital Investments Law”):

On August 5, 2013, the Israeli “Knesset”, or Cabinet, issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013, which consists of Amendment 71 to the Law for the Encouragement of Capital Investments (the “71 Amendment”). According to the 71 Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A: 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise’s earnings as above will be subject to tax at a rate of 20%.

b.	Non Israeli subsidiaries:

Non-Israeli subsidiaries are taxed based on tax laws in their respective jurisdictions. The Corporate income tax rate of significant jurisdictions are as follows:

Tax rate
Mexico	30%
Brazil	34%
Argentina	35%
United States (*)	35%

(*)	Federal.

c.	Income (loss) before taxes on income:

	Year ended December 31,
	2018	2017	2016

Domestic	9,193	8,813	5,936
Foreign	(513)	487	(743)

	8,680	9,300	5,193

d.	Deferred taxes:

1.	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes, and amounts used for income tax purposes. Significant components of the deferred tax liabilities and assets of the Company and its subsidiaries are as follows:

	December 31,
	2018	2017

Reserves and accruals	381	392
Carryforward tax losses	17,954	23,950
Other temporary differences	7	666

Total deferred tax assets before valuation allowance	18,342	25,008

Valuation allowance (2)	(5,021)	(9,229)

Net deferred tax assets	13,321	15,779

Goodwill and other intangible assets	(5,521)	(6,696)
Other temporary differences	(12)	(38)

Total deferred tax liabilities	(5,533)	(6,734)

Total deferred tax Assets , net of deferred tax liabilities	7,788	9,045

2.	The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences for amounts that are more likely than not will be realized in the foreseeable future.

3.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2018	2017	2016
Income before taxes, as reported in the consolidated statements of operations	8,680	9,300	5,193

Statutory tax rate	23%	24%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	1,996	2,232	1,298
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	(530)	(536)	118
Change in valuation allowance in respect of deferred taxes	9	(8,950)	-
Operating carryforward losses for which a valuation allowance was provided	52	3	197
Realization of carryforward tax losses for which a valuation allowance was provided	(90)	(404)	40
Provision for uncertain tax position	144	127	-
Nondeductible expenses and other permanent differences	172	307	192

	1,753	(7,221)	1,845

e.	Carryforward tax losses and deductions:

Carryforward tax losses of the Company totaled approximately $78,848 (including a capital loss in the amount of approximately $41,262) as of December 31, 2018. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Argentina are approximately $57 as of December 31, 2018. The carryforward tax losses will expire from 2020 to 2023.

Carryforward tax losses of Pointer Mexico totaled approximately $1,943 as of December 31, 2018. The carryforward tax losses will expire from 2019 to 2028.

Carryforward tax losses of Pointer Brazil totaled approximately $3,739 as of December 31, 2018. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer South Africa totaled approximately $6,631 as of December 31, 2018. The carryforward tax losses have no expiration date.

f.	Final tax assessments:

Tax assessments for the Company are considered final as of the 2014 tax year.

Tax assessments for Pointer Mexico are considered final as of the 2009 tax year.

Tax assessments for Pointer Argentina are considered final as of the 2013 tax year.

Tax assessments for Pointer South Africa are considered final as of the 2017 tax year.

g.	Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended December 31,
	2018	2017	2016

Current	994	927	501
Deferred	759	(8,148)	1,344

	1,753	(7,221)	1,845

Domestic	1,810	(7,674)	1,768
Foreign	(57)	453	77

	1,753	(7,221)	1,845

h.	Uncertain tax position:

As of December 31, 2018 and 2017 balances in respect to ASC 740, “Income Taxes” amounted to $ 271 and $ 127, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2018	2017

Balance at the beginning of the year	127	-

Additions based on tax positions taken related to the current year	144	127

Balance at the end of the year	271	127

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.